EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive shares excluded from the computation of diluted earnings per share
Net income attributable to Canadian Solar Inc. - basic	$ 239,968	$ 95,248	$ 146,703
Dilutive effect of convertible notes	5,183	5,300	1,518
Net income attributable to Canadian Solar Inc. - diluted	$ 245,151	$ 100,548	$ 148,221
Denominator for basic calculation - weighted average number of common shares - basic	64,324,558	61,614,391	59,575,898
Diluted effects of share number from share options and RSUs	586,420	985,554	897,258
Dilutive effects of share number from convertible notes	6,272,157	6,272,157	1,833,663
Denominator for diluted calculation - weighted average number of common shares - diluted	71,183,135	68,872,102	62,306,819
Basic earnings per share	$ 3.73	$ 1.55	$ 2.46
Diluted earnings per share	$ 3.44	$ 1.46	$ 2.38
Share options and RSUs
Anti-dilutive shares excluded from the computation of diluted earnings per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	9,295	3,877	187,083